Mineral Property Interests (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance, beginning of the year	$ 160,693,000	$ 160,772,000
Purchase of Homestake Ridge royalty		400,000
Sale of Homestake Resources	(16,460,000)
Dispositions		(50,000)
Acquisition of additional ownership interest in ESJV	1,281,000
Option payment received	(310,000)	(260,000)
Change in estimate of provision for site reclamation and closure	(14,000)	(169,000)
Balance, end of the year	145,190,000	160,693,000
Quebec
Statement [Line Items]
Balance, beginning of the year	125,094,000	125,354,000
Purchase of Homestake Ridge royalty		0
Sale of Homestake Resources	0
Dispositions		(50,000)
Acquisition of additional ownership interest in ESJV	1,281,000
Option payment received	(310,000)	(260,000)
Change in estimate of provision for site reclamation and closure	(409,000)	50,000
Balance, end of the year	125,656,000	125,094,000
Nunavut
Statement [Line Items]
Balance, beginning of the year	19,139,000	19,358,000
Purchase of Homestake Ridge royalty		0
Sale of Homestake Resources	0
Dispositions		0
Acquisition of additional ownership interest in ESJV	0
Option payment received	0	0
Change in estimate of provision for site reclamation and closure	395,000	(219,000)
Balance, end of the year	19,534,000	19,139,000
British Columbia
Statement [Line Items]
Balance, beginning of the year	16,460,000	16,060,000
Purchase of Homestake Ridge royalty		400,000
Sale of Homestake Resources	(16,460,000)
Dispositions		0
Acquisition of additional ownership interest in ESJV	0
Option payment received	0	0
Change in estimate of provision for site reclamation and closure	0	0
Balance, end of the year	$ 0	$ 16,460,000